Vessels, net (Tables) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Balance, December 31, 2016	$ 95,550
Balance, June 30, 2017	516,629
Cost | Vessels
Balance, December 31, 2016	95,550
Additions	424,181
Depreciation	0
Balance, June 30, 2017	519,731
Accumulated Depreciation | Vessels
Balance, December 31, 2016	0
Additions	(1,468)
Depreciation	(1,634)
Balance, June 30, 2017	(3,102)
Net Book Value | Vessels
Balance, December 31, 2016	95,550
Additions	422,713
Depreciation	(1,634)
Balance, June 30, 2017	$ 516,629